Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Trade Accounts Receivable, Net
11	TRADE ACCOUNTS RECEIVABLE, NET

At December 31 this account comprises:

	2016		2017
	Current	Non-current	Current	Non-current
Invoices receivable	903,878	652,939	459,721	819,699
Collection rights	150,065	14,580	546,351	28,891

	1,053,943	667,519	1,006,072	848,590
Impairment of receivables	(22,673)	—	(13,348)	—

	1,031,270	667,519	992,724	848,590

Invoices receivable are related to estimated percentages of completion approved by customers.

The fair value of current receivables is similar to their carrying amount since their average collection turnover is less than 60 days. These current receivables do not bear interest and have no specific guarantees.

The non-current portion of the trade accounts receivable is related to the financial asset model (Note 2.5) of subsidiary GyM Ferrovías S.A.

At December 31, 2017 the fair value of non-current accounts receivable amounted to S/835 million (S/606 million at December 31, 2016), which was calculated under the discounted cash flows method, using rates of 6.33% (7.14% at December 31, 2016).

At December 31, 2017, collection rights primarily relate to GyM Ferrovías S.A., CAM Holding S.p.A., Concar S.A., Survial S.A, CAM Servicios del Perú S.A. and GMI S.A.,amounting to S/355 million, S/85 million, S/53 million, S/31 million, S/21 million and S/20 million, respectively. (GyM Ferrovías S.A., GMD S.A., GMI S.A., Concar S.A., CAM Servicios del Perú S.A. y Survial for S/68 million, S/49 million, S/19 million, S/13 million, S/12 million and S/11 million, respectively, in 2016).

Aging of trade accounts receivable is as follows:

	At December 31,
	2016	2017
Current	1,396,040	1,575,709
Past due up to 30 days	103,617	118,158
Past due from 31 days up to 180 days	113,825	141,121
Past due from 181 days up to 360 days	29,506	1,962
Past due over 360 days	78,474	17,712

	1,721,462	1,854,662

At December 31, 2017, for trade accounts receivables with maturity greater than 31 days for S/160.8 million (S/221.8 million in 2016), the Group recognized impairment of S/0.7 million (S/3.1 million in 2016) in the consolidated income statement (Note 27).

The maximum exposure to credit risk at the reporting date is the carrying amount of the accounts receivable and of unbilled work in progress (Note 12).